Employee Benefits, Fair Value Level 3 Pension and Other Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Retirement Plans Textual [Abstract]
Defined contribution retirement plan expense		$ 1,100	$ 1,100	$ 1,200
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	$ 12,061	10,763
Fair value of plan assets at end of year		12,061	10,763
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	12	16	22
Gain (losses)		(1)	4
Purchases, sales and settlements (net)		(4)	(10)
Transfers Into/ (Out of) Level 3		1	0
Fair value of plan assets at end of year		12	16	22
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	549	540	511
Fair value of plan assets at end of year		549	540	511
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	$ 24	24	24
Gain (losses)		0	0
Purchases, sales and settlements (net)		0	0
Transfers Into/ (Out of) Level 3		0	0
Fair value of plan assets at end of year		$ 24	$ 24	$ 24
Wells Fargo And Company 401(k) Plan [Member] | United States [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Service period for employee to be eligible for 401(k) plan		1 month
Percentage of employee contribution		50.00%
Service period for employee to be eligible for company matching contributions		1 year
Percentage of employer match (up to 6%)		6.00%
Matching contribution vesting percentage		100.00%
Service period for employee to be eligible for profit sharing contributions		1 year
Profit sharing contribution vesting period		3 years
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Subsequent event [Member] | Employees with annual compensation of less than $75,000 [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Percentage of employee contribution	1.00%
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Subsequent event [Member] | Employees with annual compensation of less than $150,000 [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Defined contribution plan, discretionary contributions, eligibility requirement, service period	one year
Defined contribution plan, discretionary contribution, vesting period	three years